Employee benefits - Average Life Expectancy After Retirement (Details) - Defined benefit retirement plans - yr	Dec. 31, 2025	Dec. 31, 2024
Germany
Disclosure of defined benefit plans [line items]
Male	21	21
Female	25	25
Sweden
Disclosure of defined benefit plans [line items]
Male	22	22
Female	24	24
AUSTRIA
Disclosure of defined benefit plans [line items]
Male	26	24
Female	28	26
Switzerland
Disclosure of defined benefit plans [line items]
Male	22	22
Female	24	24